UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 79.9%
Biotechnology*(a) – 0.1%
7,560	Achillion Pharmaceuticals, Inc.	$ 74,542

Capital Markets – 6.4%
84,280	The Charles Schwab Corp.(a)(b)	2,565,483
129,580	UBS Group AG*	2,429,767

		4,995,250

Commercial Banks – 8.5%
137,050	Citizens Financial Group, Inc.	3,307,017
61,995	Wells Fargo & Co.(a)(b)	3,372,528

		6,679,545

Computers & Peripherals(a)(b) – 5.2%
33,065	Apple, Inc.	4,114,278

Energy Equipment & Services – 5.3%
56,907	Baker Hughes, Inc.(a)(b)	3,618,147
6,319	Dresser-Rand Group, Inc.*	507,732

		4,125,879

Health Care Providers & Services – 5.1%
55,897	Fresenius SE & Co. KGaA	3,332,384
7,382	HCA Holdings, Inc.*(b)	555,348
921	Omnicare, Inc.	70,972

		3,958,704

Insurance(a)(b) – 4.6%
66,198	American International Group, Inc.	3,626,988

Internet & Catalog Retail* – 1.1%
30,489	Vipshop Holdings Ltd. ADR	897,596

Internet Software & Services* – 3.6%
27,090	Facebook, Inc. Class A(a)(b)	2,227,204
11,542	Qihoo 360 Technology Co. Ltd. ADR	590,951

		2,818,155

Machinery(a) – 2.6%
29,680	Ingersoll-Rand PLC	2,020,614

Media(a) – 14.0%
59,500	Comcast Corp. Class A(b)	3,359,965
72,149	Liberty Global PLC Series C*(b)	3,593,742
6,031	The Walt Disney Co.	632,591
99,164	Twenty-First Century Fox, Inc. Class A(b)	3,355,710

		10,942,008

Oil, Gas & Consumable Fuels(a)(b) – 0.4%
9,108	Golar LNG Ltd.	303,114

Personal Products(a) – 0.4%
5,648	Nu Skin Enterprises, Inc. Class A	340,066

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 16.3%
12,687	Actavis PLC*(a)(b)	$ 3,775,905
19,474	Endo International PLC*(a)(b)	1,746,818
25,341	Mallinckrodt PLC*(a)(b)	3,209,438
2,524	Shire PLC ADR(a)	603,968
19,254	Teva Pharmaceutical Industries Ltd. ADR	1,199,524
11,460	Valeant Pharmaceuticals International, Inc.*(a)	2,276,185

		12,811,838

Real Estate Investment Trusts(a) – 4.6%
60,471	Lamar Advertising Co. Class A	3,584,116

Real Estate Management & Development*(a) – 1.3%
23,190	Realogy Holdings Corp.	1,054,681

Semiconductors & Semiconductor Equipment* – 0.4%
8,751	Canadian Solar, Inc.	292,196

TOTAL COMMON STOCKS		$62,639,570

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – 1.5%
Options on Equities
Morgan Stanley & Co. International PLC Call - DAX Index Strike Price 12,200.000%
10	12,200.000%	04/17/15	$ 5,522
Morgan Stanley Capital Services, Inc. Call - Apple, Inc. Strike Price 125.000%
252	125.000	05/01/15	126,000
Morgan Stanley Capital Services, Inc. Put - S&P 500 Index Strike Price 2,000.000%
23	2,000.000	04/17/15	16,905
Morgan Stanley Capital Services, Inc. Put - S&P 500 Index Strike Price 2,030.000%
87	2,030.000	04/17/15	110,055
Nomura Securities, Inc. Call - Yahoo, Inc. Strike Price 35.000%
459	35.000	01/15/16	509,490
UBS AG (London) Call - Facebook, Inc. Strike Price 60.000%
140	60.000	01/15/16	338,800
UBS AG (London) Call - Facebook, Inc. Strike Price 80.000%
48	80.000	01/15/16	47,280
UBS AG (London) Call - Lloyds Banking Group PLC Strike Price 82.000%
1,158	82.000	06/19/15	20,005

TOTAL OPTIONS PURCHASED			$ 1,174,057

Shares	Description	Value
Investment Company(c) – 29.1%
22,815,243	Goldman Sachs Financial Square Government Fund - FST Shares	$22,815,243

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 110.5%		$86,628,870

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – 7.4%
Energy Equipment & Services – 3.6%
63,904	Halliburton Co.	$ (2,804,108)

Internet & Online* – 1.5%
26,879	Yahoo!, Inc.	(1,194,368)

Pharmaceuticals – 0.3%
905	Actavis PLC	(269,346)

Regional Banks – 2.0%
16,747	Royal Bank of Canada	(1,008,086)
12,570	The Toronto-Dominion Bank	(538,012)

		(1,546,098)

TOTAL COMMON STOCKS SOLD SHORT		$ (5,813,920)

Exchange Traded Funds Sold Short – 6.0%
37,927	iShares Russell 2000 ETF	$ (4,716,223)

TOTAL SECURITIES SOLD SHORT – (13.4)%		$ (10,530,143)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		2,307,488

NET ASSETS – 100.0%		$ 78,406,215

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is pledged as collateral for short sales. Total market value of security amount pledged as collateral on short sales amounts to $12,864,262, which represents approximately 16.4% of net assets as of March 31, 2015.

(b)	All or portion of security is pledged as collateral for the line of credit facility. Total market value of security amount pledged as collateral for the line of credit facility amounts to $10,254,859, which represents approximately 13.1% of the net assets as of March 31, 2015.

(c)	Represents an Affiliated Fund.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley & Co. International PLC	CAD/USD	06/17/15	$1,484,715	$15,737
	CHF/USD	06/17/15	778,224	18,503
	EUR/USD	06/17/15	143,984	1,758
	GBP/USD	06/17/15	6,950	61
	USD/CHF	06/17/15	991,942	2,145
	USD/GBP	06/17/15	83,336	368

TOTAL				$38,572

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley & Co. International PLC	CHF/USD	06/17/15	$618,712	$(6,884)
	EUR/USD	06/17/15	1,086,158	(11,589)
	USD/CHF	06/17/15	2,515,930	(82,903)
	USD/EUR	06/17/15	3,373,963	(81,803)

TOTAL				$(183,179)

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	(417)	June 2015	$(42,967,680)	$247,094

SWAP CONTRACTS — At March 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee	Upfront Payments made (received)	Unrealized Gain (Loss)

Credit Suisse International (London)
	GBP 954	Lloyds Banking Group PLC	02/26/20	0.300%	$—	$(15,885)
	182	Lloyds Banking Group PLC	04/02/20	0.300	—	—
	9	Next PLC	03/10/20	0.300	—	(56,120)
	379	Royal Bank of Scotland Group	10/04/19	0.400	(63)	(232,442)
	37	Shire PLC	10/03/19	0.300	—	566,179

TOTAL					$(63)	$261,732

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At March 31, 2015, the Fund had the following written swaptions:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Morgan Stanley Capital Services, Inc.	Put - S&P 500 Index	46	04/17/15	$1,930	$(9,085)
	Call - Apple, Inc.	504	05/01/15	131	(120,938)

TOTAL (Premium Received $157,598)		550			$(130,023)

For the period ended March 31, 2015, the Fund had the following written options activity:

OPTIONS ON EQUITIES

	Contracts	Premiums Received

Contracts Outstanding December 31, 2014	$740	$159,987

Contracts Written	2,763	652,551
Contracts Bought to Close	(1,492)	(409,914)
Contracts Expired	(177)	(24,241)
Contracts Assigned	(1,284)	(220,785)

Contracts Outstanding March 31, 2015	$550	$157,598

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$72,720,168

Gross unrealized gain	15,265,230
Gross unrealized loss	(1,356,528)

Net unrealized security gain	$13,908,702

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Investment Strategies, LLC (“GSIS”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSIS day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSIS regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the position that was sold and deliver it to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSIS believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSIS, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,688,071	$—	$—
Europe	5,944,528	5,762,151	—
North America	48,244,820	—	—
Investment Company	22,815,243	—	—
Total	$79,692,662	$5,762,151	$—
Liabilities
Common Stock and Exchange Traded Funds Sold Short(a)
North America	$(10,260,797)	—	—

Derivative Type
Assets
Options Purchased	$1,174,057	$—	$—
Forward Foreign Currency Exchange Contracts(b)	—	38,572	—
Futures Contracts(b)	247,094	—	—
Total Return Swap Contracts(b)	—	566,179	—
Total	$1,421,151	$604,751	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(183,179)	$—
Total Return Swap Contracts(b)	—	(304,447)	—
Written Options Contracts	(130,023)	—	—
Total	$(130,023)	$(487,626)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related dividend payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 29, 2015

*	Print the name and title of each signing officer under his or her signature.